UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641

                      Advantage Advisers Augusta Fund, LLC
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
SHARES                                                                            MARKET VALUE
               COMMON STOCK - 42.67%
                 CAPACITORS - 0.40%
32,800               Kemet Corp.*                                               $        265,352
                                                                                ----------------
                 CHEMICALS - SPECIALTY - 1.57%
27,000               International Flavors & Fragrances, Inc.                         1,031,400
                                                                                ----------------
                 COMMERCIAL BANKS - CENTRAL U.S. - 1.16%
16,500               International Bancshares Corp.                                      606,375
 5,000               Texas Regional Bancshares, Inc., Class A                            155,450
                                                                                ----------------
                                                                                         761,825
                                                                                ----------------
                 COMMERCIAL BANKS - WESTERN U.S. - 1.13%
20,000               Silicon Valley Bancshares*                                          743,400
                                                                                ----------------
                 CONTAINERS - METAL / GLASS - 1.51%
96,600               Crown Holdings, Inc.*                                               995,946
                                                                                ----------------
                 CONTAINERS-PAPER / PLASTIC - 2.50%
 6,000               Pactiv Corp.*                                                       139,500
32,500               Sealed Air Corp.*                                                 1,506,375
                                                                                ----------------
                                                                                       1,645,875
                                                                                ----------------
                 COSMETICS & TOILETRIES - 1.27%
20,000               Estee Lauder Companies, Inc., Class A                               836,000
                                                                                ----------------
                 DATA PROCESSING / MANAGEMENT - 1.04%
15,000               Fair Isaac Corp.                                                    438,000
14,000               Filenet Corp.*                                                      244,440
                                                                                ----------------
                                                                                         682,440
                                                                                ----------------
                 E-COMMERCE / PRODUCTS - 0.50%
25,000               Stamps.com, Inc.*                                                   332,500
                                                                                ----------------
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.01%
25,000               Celestica Inc.*                                                     317,500
27,000               Vishay Intertechnology, Inc.*                                       348,300
                                                                                ----------------
                                                                                         665,800
                                                                                ----------------
                 ELECTRONIC PARTS DISTRIBUTION - 0.26%
10,000               Avnet, Inc.*                                                        171,200
                                                                                ----------------
                 FIDUCIARY BANKS - 2.66%
43,000               Northern Trust Corp.                                             1,754,400
                                                                                ----------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
SHARES                                                                            MARKET VALUE
               COMMON STOCK (CONTINUED)
                 FINANCIAL GUARANTEE INSURANCE - 2.53%
25,000              MGIC Investment Corp.                                  (a)  $      1,663,750
                                                                                ----------------
                 FOOD - MISCELLANEOUS / DIVERSIFIED - 0.59%
15,000              American Italian Pasta Co. - Class A                                 392,250
                                                                                ----------------
                 FOOD - RETAIL - 1.30%
10,000              Whole Foods Market, Inc.                                             857,900
                                                                                ----------------
                 INSTRUMENTS - SCIENTIFIC - 0.52%
20,000              PerkinElmer, Inc.                                                    344,400
                                                                                ----------------
                 INTERNET CONTENT - ENTERTAINMENT - 0.67%
28,535              NetFlix, Inc.*                                                       440,010
                                                                                ----------------
                 MEDICAL - BIOMEDICAL / GENETICS - 0.53%
11,300              Affymetrix, Inc.*                                                    347,023
                                                                                ----------------
                 OFFICE FURNISHINGS - ORIGINAL - 0.73%
34,400              Steelcase, Inc., Class A                                             481,600
                                                                                ----------------
                 PAPER & RELATED PRODUCTS - 0.87%
15,000              Bowater, Inc.                                                        572,850
                                                                                ----------------
                 RETAIL - APPAREL / SHOES - 4.59%
75,050               JOS. A. Bank Clothiers, Inc.*                         (a)         2,077,384
45,000              Pacific Sunwear of California, Inc.*                                 947,250
                                                                                ----------------
                                                                                       3,024,634
                                                                                ----------------
                 RETAIL - AUTOMOBILE - 0.62%
15,000              Group 1 Automotive, Inc.*                                            409,200
                                                                                ----------------
                 RETAIL - DISCOUNT - 2.50%
55,000              Dollar General Corp.                                               1,108,250
20,000              Dollar Tree Stores, Inc.*                                            539,000
                                                                                ----------------
                                                                                       1,647,250
                                                                                ----------------
                 RETAIL - GARDENING PRODUCTS - 0.95%
20,000              Tractor Supply Co.*                                                  628,800
                                                                                ----------------
                 RETAIL - JEWELRY - 1.63%
35,000              Tiffany & Co.                                                      1,075,900
                                                                                ----------------
                 RETAIL - RESTAURANTS - 4.86%
10,000              California Pizza Kitchen, Inc.*                                      218,500

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
SHARES                                                                            MARKET VALUE
                 COMMON STOCK (CONTINUED)
                 RETAIL - RESTAURANTS (CONTINUED)
30,000             CBRL Group, Inc.                                             $      1,082,400
50,600              Panera Bread Company-Class A                                       1,899,524
                                                                                ----------------
                                                                                       3,200,424
                                                                                ----------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.56%
 9,505              Analog Devices, Inc.                                   (a)           368,604
                                                                                ----------------
                 TELECOMMUNICATION EQUIPMENT - 1.30%
70,000              Andrew Corp.                                                         856,800
                                                                                ----------------
                 TRANSPORTATION - EQUIPMENT & LEASING - 1.01%
25,000              GATX Corp.                                                           666,500
                                                                                ----------------
                 TRANSPORTATION - SERVICES - 1.43%
20,000              Ryder System, Inc.                                                   940,800
                                                                                ----------------
                 TRANSPORTATION - TRUCKING - 0.47%
16,000             Werner Enterprises, Inc.                                              308,960
                                                                                ----------------
               TOTAL COMMON STOCK (COST $28,419,006)                            $     28,113,793
                                                                                ----------------

               PRIVATE PLACEMENT - 0.00%
                 MEDICAL - NURSING HOMES - 0.00%
34,000                Sun Healthcare Group, Inc.*                                              0
                                                                                ----------------
               TOTAL PRIVATE PLACEMENT (COST $0)                                $              0
                                                                                ----------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
SHARES                                                                            MARKET VALUE
                  WARRANTS - 0.00%
                    COMMERCIAL SERVICES - FINANCE - 0.00%
 4,460                 NCO Group, Inc. - Warrants*                                             0
                                                                                ----------------
                    THERAPEUTICS - 0.00%
20,000                 CorAutus Genetics, Inc. - Warrant*                                      0
                                                                                ----------------

                  TOTAL WARRANTS (COST $2,595)                                  $              0
                                                                                ----------------

                  TOTAL INVESTMENTS (COST $28,421,601) - 42.67%                 $     28,113,793
                                                                                ----------------

                  OTHER ASSETS, LESS LIABILITIES - 57.33% **                          37,766,678
                                                                                ----------------

                  NET ASSETS - 100.00%                                          $     65,880,471
                                                                                ================

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security.
** Includes $35,716,610 invested in a PNC Bank Money Market Account, which is 54.21% of net assets.






                                      - 5

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
SHARES                                                                            MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED - (11.04%)
                 APPLIANCES - (2.67%)
63,100              Maytag Corp.                                                $     (1,159,147)
10,000              Whirlpool Corp.                                                     (600,900)
                                                                                ----------------
                                                                                      (1,760,047)
                                                                                ----------------
                 BATTERIES / BATTERY SYSTEMS - (1.40%)
20,000              Energizer Holdings, Inc.                                            (922,000)
                                                                                ----------------
                 COMPUTERS - MEMORY DEVICES - (1.92%)
55,000              Network Appliance, Inc.                                           (1,267,750)
                                                                                ----------------
                 INTERNET INFRASTRUCTURE EQUIPMENT - (1.98%)
50,000              Avocent Corp.                                                     (1,301,500)
                                                                                ----------------
                 PHARMACY SERVICES - (0.73%)
15,000              Caremark Rx, Inc.                                                   (481,050)
                                                                                ----------------
                 RETAIL - DISCOUNT - (0.82%)
20,000              Family Dollar Stores, Inc.                                          (542,000)
                                                                                ----------------
                 RETAIL - REGIONAL DEPARTMENT STORES - (0.90%)
30,000              Dillard's, Inc., Class A                                            (592,200)
                                                                                ----------------
                 RETAIL - RESTAURANTS - (0.62%)
15,000              Landry's Restaurants, Inc.                                          (409,350)
                                                                                ----------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $7,186,802)   $     (7,275,897)
                                                                                ================

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Augusta Fund, LLC

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lenard Brafman
                         -------------------------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.